Fees and Expenses	Oct. 28, 2026
James Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.21%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.04%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	1.51%

[1]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
James Small Cap Fund	$154	$477	$824	$1,802

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year.

Portfolio Turnover, Rate	13.00%
JAMES MICRO CAP FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.43%
Distribution (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses[1]	0.02%
Total Annual Fund Operating Expenses	1.52%

[1]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
James Micro Cap Fund	$155	$480	$829	$1,813

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year.

Portfolio Turnover, Rate	14.00%
James Aggressive Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.98%
Distribution (12b-1) Fees	None
Other Expenses	0.03%
Acquired Fund Fees and Expenses[1]	0.03%
Total Annual Fund Operating Expenses	1.04%

[1]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
James Aggressive Allocation Fund	$106	$331	$574	$1,271

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year.

Portfolio Turnover, Rate	21.00%
Retail Class [Member] | James Balanced: Golden Rainbow Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.74%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses[1]	0.02%
Total Annual Fund Operating Expenses	1.22%

[1]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
James Balanced: Golden Rainbow Fund	$124	$387	$670	$1,477

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year.

Portfolio Turnover, Rate	15.00%
Institutional Class [Member] | James Balanced: Golden Rainbow Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.74%
Distribution (12b-1) Fees	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.97%

[1]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
James Balanced: Golden Rainbow Fund	$99	$309	$536	$1,190

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year.

Portfolio Turnover, Rate	15.00%